Filed pursuant to Rule 497(e)
File Nos. 333-185238 and 811-22743

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated June 23, 2017 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Prospectus and Statement of Additional Information,

each dated July 28, 2016, as supplemented

Removal of Sub-Adviser

Effective immediately, FT AlphaParity, LLC (“FT AlphaParity”) no longer serves as a sub-adviser to the Fund. The Fund’s assets managed by FT AlphaParity have been re-allocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the Fund’s investment adviser, to the Fund’s other sub-advisers or to BAIA to manage directly. Therefore, all references to FT AlphaParity in the Fund’s Prospectus and Statement of Additional Information are hereby removed.

Addition of Sub-Adviser

Pursuant to action taken by the Board of Trustees of the Fund, Magnetar Asset Management LLC (“Magnetar”) will serve as a discretionary sub-adviser to the Fund.

Effective immediately, the Fund’s Prospectus and Statement of Additional Information are revised as follows:

The list of sub-advisers to the Fund in the “Principal Investment Strategies” section in the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub-Advisers	Strategy
Bayview Asset Management, LLC	Relative Value Strategies
Boussard & Gavaudan Investment Management, LLP	Event-Driven Strategies
Caspian Capital LP	Event-Driven Strategies
Cerberus Sub-Advisory I, LLC	Relative Value Strategies
Chatham Asset Management, LLC	Relative Value Strategies
D.E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies
Emso Asset Management Limited	Macro Strategies
Good Hill Partners LP	Relative Value Strategies
GS Investment Strategies, LLC	Equity Hedge Strategies
GSA Capital Partners LLP	Managed Futures Strategy
H2O AM LLP	Macro Strategies
HealthCor Management, L.P.	Equity Hedge Strategies
IPM Informed Portfolio Management AB	Macro Strategies
Magnetar Asset Management LLC	Event-Driven Strategies
Nephila Capital, Ltd.	Event-Driven Strategies
Sorin Capital Management, LLC	Relative Value Strategies
Two Sigma Advisers, LP	Equity Hedge Strategies
Waterfall Asset Management, LLC	Relative Value Strategies

Non-Discretionary Sub-Adviser	Strategy
Gracian Capital LLC	Equity Hedge Strategies

The list of sub-advisers to the Fund in the “Management of the Fund” section in the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub-Advisers:

Bayview Asset Management, LLC

Boussard & Gavaudan Investment Management, LLP

Caspian Capital LP

Cerberus Sub-Advisory I, LLC

Chatham Asset Management, LLC

D. E. Shaw Investment Management, L.L.C.

Emso Asset Management Limited

Good Hill Partners LP

GS Investment Strategies, LLC

GSA Capital Partners LLP

H2O AM LLP

HealthCor Management, L.P.

IPM Informed Portfolio Management AB

Magnetar Asset Management LLC

Nephila Capital, Ltd.

Sorin Capital Management, LLC

Two Sigma Advisers, LP

Waterfall Asset Management, LLC

Non-Discretionary Sub-Advisers:

Gracian Capital LLC

The list of sub-advisers to the Fund in the “More on the Fund’s Investment Strategies, Investments, and Risks—Investment Strategy” section in the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub-Advisers	Strategy	Sub-Strategy
Bayview Asset Management, LLC	Relative Value Strategies	Fixed Income – Asset Backed
Boussard & Gavaudan Investment Management, LLP	Event-Driven Strategies	Event-Driven Multi-Strategy
Caspian Capital LP	Event-Driven Strategies	Distressed/Restructuring
Cerberus Sub-Advisory I, LLC	Relative Value Strategies	Fixed Income – Asset Backed
Chatham Asset Management, LLC	Relative Value Strategies	Fixed Income – Corporate
D.E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies	N/A
Emso Asset Management Limited	Macro Strategies	Discretionary Thematic
Good Hill Partners LP	Relative Value Strategies	Fixed Income – Asset Backed
GS Investment Strategies, LLC	Equity Hedge Strategies	Equity Long/Short
GSA Capital Partners LLP	Managed Futures	N/A
H2O AM LLP	Macro Strategies	Discretionary Thematic
HealthCor Management, L.P.	Equity Hedge Strategies	Equity Long/Short
IPM Informed Portfolio Management AB	Macro Strategies	Systematic Diversified
Magnetar Asset Management LLC	Event-Driven Strategies	Event-Driven Multi-Strategy
Nephila Capital, Ltd.	Event-Driven Strategies	Reinsurance
Sorin Capital Management, LLC	Relative Value Strategies	Fixed Income – Asset Backed
Two Sigma Advisers, LP	Equity Hedge Strategies	Equity Market Neutral
Waterfall Asset Management, LLC	Relative Value Strategies	Fixed Income – Asset Backed

Non-Discretionary Sub-Adviser	Strategy	Sub-Strategy
Gracian Capital LLC	Equity Hedge Strategies	Equity Long/Short

The following disclosure is added to the section “More on Fund Management—Adviser and Sub-Advisers—Sub-Advisers” in the Prospectus:

•	Magnetar Asset Management LLC, located at 1603 Orrington Avenue, Evanston, IL 60201, an investment adviser registered with the SEC, may manage a portion of a Domestic Subsidiary’s assets using Event-Driven Strategies. It is an affiliate of Magnetar Financial LLC (together with Magnetar Asset Management LLC, “Magnetar”). Founded in 2005, Magnetar had approximately $13.6 billion in assets under management as of March 31, 2017, including designated investments and unfunded investor commitments.

The following disclosure is added to the section “Investment Management and Other Services—The Sub-Advisers” in the Statement of Additional Information:

•	Magnetar Asset Management LLC. The principal owner of Magnetar Asset Management LLC is Magnetar Capital Partners LP, in which Blackstone Strategic Capital Holdings, LP (“BSCH”) holds a minority interest. BSCH is managed by Blackstone Strategic Capital Advisors LLC, an affiliate of BAIA.

Shareholders should retain this Supplement for future reference.